AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                OCTOBER 12, 2005

                                              SECURITIES ACT FILE NO. ___-______
                                        INVESTMENT COMPANY ACT FILE NO. 811-8953
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM N-2
                        (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]              Pre-effective Amendment No. ___
[ ]              Post-effective Amendment No. ___

                                     AND/OR

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ ]              Pre-effective Amendment No. ___
[X]              Post-effective Amendment No. 18
                                              --

                           HIGHLAND FLOATING RATE FUND
               (Exact Name of Registrant as Specified in Charter)

                           13455 Noel Road, Suite 1300
                                Dallas, TX 75240
                    (Address of Principal Executive Offices)

                                 (877) 665-1287
                         (Registrant's Telephone Number)

                                James D. Dondero
                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                             Philip H. Harris, Esq.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                Four Times Square
                          New York, New York 10036-6522

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                                October 12, 2005

         If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

It is proposed that this filing will become effective (check applicable box):
[ ] when declared effective pursuant to section 8(c), or as follows:

The following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933.
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on ______________ pursuant to paragraph (a) of Rule 486.
[ ] This post-effective amendment designates a new effective date for a previously-filed registration statement.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Proposed                Proposed               Amount of
       Being                      Being                 Maximum                  Maximum             Registration
    Registered                Registered(1)         Offering Price Per          Aggregate               Fee(2)
                                                          Unit              Offering Price
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                        12,500,000                $9.89               $123,625,000            $14,550.66
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                   Maximum              Amount of
         Being                   Being              Offering Price              Aggregate            Registration
      Registered              Registered(3)            Per Unit                Offering Price           Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        10,000,000                $9.80                $98,000,000            $11,535.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        15,000,000                $9.79               $146,850,000            $17,285.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                         5,000,000                $9.79                $48,950,000             $5,762.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                   Maximum              Amount of
         Being                   Being              Offering Price              Aggregate            Registration
      Registered              Registered(3)            Per Unit                Offering Price           Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        31,000,000                $9.46               $293,260,000            $23,724.74
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                        19,000,000                $9.46               $179,740,000            $14,540.97
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        30,000,000                $9.46               $283,800,000            $22,959.42
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                        18,000,000                $9.46               $170,280,000            $13,775.66
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                   Maximum              Amount of
         Being                   Being              Offering Price              Aggregate            Registration
      Registered              Registered(3)            Per Unit                Offering Price           Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                         8,220,000                $10.02               $82,364,000            $20,591.10
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                         4,025,000                $9.99                $40,209,000            $10,052.44
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                         5,905,800                $9.99                $58,998,942            $14,749.74
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                   Maximum              Amount of
         Being                   Being              Offering Price              Aggregate            Registration
      Registered              Registered(3)            Per Unit                Offering Price           Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        20,000,000                $9.90               $198,000,000            $52,272.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                        15,000,000                $9.90               $148,500,000            $39,204.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        20,000,000                $9.90               $198,000,000            $52,272.00
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                             0                      $0                     $0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Title of Securities       Amount of Shares            Maximum                   Maximum              Amount of
         Being                   Being              Offering Price              Aggregate            Registration
      Registered              Registered(3)            Per Unit                Offering Price           Fee(4)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Shares of
Beneficial Interest
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                        10,000,000                $10.07              $100,700,000            $27,994.60
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B                        10,000,000                $10.07              $100,700,000            $27,994.60
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C                        10,000,000                $10.07              $100,700,000            $27,994.60
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class Z                        10,000,000                $10.07              $100,700,000            $27,994.60
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1)  Being registered pursuant to this Registration Statement.
(2) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.89 for the Class Z shares, as of October 3, 2005.
(3)  Previously registered.
(4)  Previously paid.


         Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus incorporated into this Registration Statement is a combined prospectus and relates to Registration Statement File No. 333-51466, as amended, previously filed by the Registrant on Form N-2.

PARTS A AND B

         The Registrant's prospectuses and statement of additional information as filed with the Securities and Exchange Commission on December 29, 2004 in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-51466 and 811-8953), as amended to date, are incorporated into this filing by reference.

                           HIGHLAND FLOATING RATE FUND

                        Supplement Dated October 12, 2005
               To Class Z Shares Prospectus Dated January 1, 2005

--------------------------------------------------------------------------------


THE PROSPECTUS FOR CLASS Z SHARES IS AMENDED AS FOLLOWS:

1. All references in the Prospectus to the number of shares of Class Z of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 12,500,000 Class Z shares, bringing the total number of registered Class Z shares to 45,500,000.


2. As of September 30, 2005, the following shares of the Fund were outstanding:

        ----------------------- --------------------------- --------------------------- ----------------------------
                                                                                                    (4)
                                                                       (3)                  AMOUNT OUTSTANDING
                (1)                        (2)                AMOUNT HELD BY FUND OR     EXCLUSIVE OF AMOUNT SHOWN
          TITLE OF CLASS            AMOUNT AUTHORIZED             FOR ITS ACCOUNT                 UNDER (3)
        ----------------------- --------------------------- --------------------------- ----------------------------
        Class A                         Unlimited                       0                     36,329,675.652
        ----------------------- --------------------------- --------------------------- ----------------------------
        Class B                         Unlimited                       0                     16,491,397.182
        ----------------------- --------------------------- --------------------------- ----------------------------
        Class C                         Unlimited                       0                     37,123,717.985
        ----------------------- --------------------------- --------------------------- ----------------------------
        Class Z                         Unlimited                       0                     18,738,834.884
        ----------------------- --------------------------- --------------------------- ----------------------------





                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

                           PART C -- OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS
--------          ---------------------------------

(1)  Financial Statements:
     ---------------------

     The Registrant's financial highlights for the fiscal years ended August 31, 2004, 2003, 2002, 2001 and 2000 for Class A, B and C shares; and the fiscal years ended August 31, 2004, 2003, 2002, 2001, 2000 and the period ended August 31, 1999 for Class Z shares are included in Part A of this Registration Statement in the section entitled "Financial Highlights."

     The Registrant's Annual Report dated August 31, 2004, filed electronically with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, is incorporated by reference into Part B of this Registration Statement.

     The Registrant's Semi-annual Report dated February 28, 2005, filed electronically with the Securities and Exchange Commission pursuant to
     Section 30(b)(2) of the Investment Company Act of 1940, as amended, is and incorporated by reference into Part B of this Registration Statement.


(2)  EXHIBITS:
     ---------

     (a)(1) Agreement and Declaration of Trust, as amended and restated.(1)

     (a)(2) Amendment to Agreement and Declaration of Trust.(3)

     (a)(3) Amendment to Agreement and Declaration of Trust.(4)

     (a)(4) Amendment to Agreement and Declaration of Trust.(6)

     (a)(5) Amendment to Agreement and Declaration of Trust.(7)

     (b)(1) By-laws of Registrant, as amended and restated.(1)

     (b)(2) Amendment to By-laws.(4)

     (b)(3) Amendment to By-laws.(4)

     (b)(4) Amendment to By-laws.(5)

     (c)    Not applicable.

     (d)    See Exhibits (a)(1)-(5).

     (e)    Not applicable.

     (f)    Not applicable.

     (g)    Not applicable.

     (h) Underwriting Agreement between Registrant and PFPC Distributors, Inc. dated April 16, 2004. (7)

     (i)    Not applicable.

     (j) Custodian Services Agreement between Registrant and PFPC Trust Company, Inc., dated October 18, 2004. (7)

     (k)(1) Administration Services Agreement between Registrant and Highland Capital Management, L.P. ("Highland"), dated October 16, 2004. (7)

     (k)(2) Sub-Administration Services Agreement between Registrant and PFPC Inc. ("PFPC"), dated October 18, 2004. (7)

     (k)(3) Accounting Services Agreement between Registrant and PFPC, dated October 18, 2004. (7)

     (k)(4) Transfer Agency Services Agreement between Registrant and PFPC, dated October 18, 2004. (7)

     (k)(5) Rule 12b-1 Distribution Plan, as revised. (7)

     (k)(6) Rule 18f-3 Plan, as revised. (7)

     (l)(1) Opinion and Consent of Counsel.(1)

     (l)(2) Opinion and Consent of Counsel.(3)

     (l)(3) Opinion and Consent of Counsel.(4)

     (l)(4) Opinion and Consent of Counsel.(6)

     (l)(5) Opinion and Consent of Counsel.(8)

     (l)(6) Opinion and Consent of Counsel.*

     (m)    Not applicable.

     (n)    Consent of Independent Registered Public Accounting Firm.*

     (o)    Not applicable.

     (p)    Initial Capital Agreement.(2)

     (q)    Not applicable.

     (r)(1) Code of Ethics of Registrant. (7)

     (r)(2) Code of Ethics of Highland. (7)

-----------------------------------------------
*    Filed herewith.

(1) Incorporated by reference to Registrant's filing with the Securities and Exchange Commission (the "SEC") on November 17, 1998.
(2) Incorporated by reference to Registrant's filing with the SEC on November 20, 1998.
(3) Incorporated by reference to Registrant's filing with the SEC on October 29, 1999.
(4) Incorporated by reference to Registrant's filing with the SEC on December 13, 2000.
(5) Incorporated by reference to Registrant's filing with the SEC on November 2, 2001.
(6) Incorporated by reference to Registrant's filing with the SEC on October 31, 2003.
(7) Incorporated by reference to Registrant's filing with the SEC on December 29, 2004.
(8) Incorporated by reference to Registrant's filing with the SEC on May 23, 2005.


ITEM 25.          MARKETING ARRANGEMENTS
--------          ----------------------

                  None.


ITEM 26.          OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION
--------          -------------------------------------------

                  None.


ITEM 27.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------          -------------------------------------------------------------

                  None.


ITEM 28.          NUMBER OF HOLDERS OF SECURITIES
--------          -------------------------------

                                        Number of Record Holders
Title of Class                               as of 09/30/05
--------------                               --------------
Class A                                           7,873
Class B                                           5,966
Class C                                           8,577
Class Z                                           2,767


ITEM 29.          INDEMNIFICATION
--------          ---------------

                  Article Eight of the Agreement and Declaration of Trust of Registrant, as amended from time to time, filed as Exhibit (a) to this Registration Statement (the "Trust Agreement"), which
                  Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its Trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                  Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that neither the Trust Agreement nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Eight shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  Unless otherwise permitted under the 1940 Act, (i) Article Eight does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Eight unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are not "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Any approval of indemnification pursuant to Article Eight does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Eight as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  Article Eight also provides that its indemnification provisions are not exclusive.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  Registrant, its Trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premium for coverage under such insurance that would (1) protect any Trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                  Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its Trustees, officers and employees, its transfer agent and the transfer agent's directors, officers, and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

                  Registrant, its Trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 30.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------          ----------------------------------------------------

                  The description of the business of Highland is set forth under the caption "Management of the Fund" in the Prospectus forming part of this Registration Statement. The information as to the Directors and officers of Highland set forth in Highland's Form ADV, as filed with the SEC on November 19, 2004 (File No. 801-54874) and as amended through the date hereof is incorporated herein by reference.


ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS
--------          --------------------------------

                  The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder, including journals, ledgers, securities records and other original records, are maintained primarily at the offices of Registrant's custodian, PFPC Trust Company, Inc. All other records so required to be maintained are maintained at the offices of Highland, 13455 Noel Road, Suite 1300, Dallas, Texas 75240.


ITEM 32.          MANAGEMENT SERVICES
--------          -------------------

                  None.


ITEM 33.          UNDERTAKINGS
--------          ------------

                  The Registrant undertakes:

                  (1) To file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement:

                         (a) To include any prospectus required by Section
                             10(a)(3) of the Securities Act;

                         (b) To reflect in the prospectus any facts or events
                             after the effective date of the Registration
                             Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

                         (c) To include any material information with respect to
                             the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

                  (2) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

                  (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

                  (4) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                  (5) For the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 12th day of October, 2005.

                                                     HIGHLAND FLOATING RATE FUND

                                                     By: /s/ JAMES D. DONDERO
                                                     --------------------
                                                     James D. Dondero, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

Signature                             Title                                        Date
---------                             -----                                        ----

                                      President (Principal Executive
/s/ James D. Dondero                  Officer)                                     October 12, 2005
----------------------------------
James D. Dondero

                                      Treasurer (Principal Financial and
/s/ M. Jason Blackburn                Accounting Officer)                          October 12, 2005
----------------------------------
M. Jason Blackburn

/s/ R. Joseph Dougherty               Chairman of the Board                        October 12, 2005
----------------------------------
R. Joseph Dougherty

/s/ Timothy K. Hui                    Board Member                                 October 12, 2005
----------------------------------
Timothy K. Hui

/s/ Scott F. Kavanaugh                Board Member                                 October 12, 2005
----------------------------------
Scott F. Kavanaugh

/s/ Bryan A. Ward                     Board Member                                 October 12, 2005
----------------------------------
Bryan A. Ward

/s/ James F. Leary                    Board Member                                 October 12, 2005
----------------------------------
James F. Leary

                   INDEX OF EXHIBITS FILED WITH THIS AMENDMENT


Exhibit
Number      Exhibit
------      -------


(l)(6)      Opinion and Consent of Counsel.

(n)         Consent of Independent Registered Public Accounting Firm.